Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Components of Debt

The components of the Company’s debt consist of the following (in thousands):

	March 31, 2024			December 31, 2023
	Amount	Rate	Maturity date	Amount	Rate	Maturity date
Term loan, net	$3,054	(1)	6/21/2026	$2,881	(1)	6/21/2026
Line of credit, net	$2,171	(2)	6/21/2025	$1,741	(2)	6/21/2025
Total debt	5,225			4,622
Less current portion	5,225			4,622
Total long-term debt	$—			$—

(1)	Interest at a fixed rate of 10.00% per annum.
(2)	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 250 basis points with an interest rate floor of 5.50% per annum.

The components of the Company’s debt consist of the following (in thousands):

	December 31, 2023			December 31, 2022
	Amount	Rate	Maturity date	Amount	Rate	Maturity date
Term loan, net	$2,881	(2)	6/21/2026	$—
Line of credit, net	1,741	(3)	6/21/2025	11,444	(1)	10/31/2024
Total debt	4,622			11,444
Less current portion	4,622			—
Total long-term debt	$—			$11,444

(1)	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 375 basis points with an interest rate floor of 3.75% per annum.

(2)	Interest at a fixed rate of 10.00% per annum.

(3)	Interest at a variable rate of the daily U.S. Federal Funds Rate plus 250 basis points with an interest rate floor of 5.50% per annum.

Schedule of Future Debt Maturities	Future debt maturities as of March 31, 2024 and for succeeding years are as follows (in thousands):
Year ending December 31:
2024	$5,379
2025	—
2026	—
Total	$5,379
Future debt maturities as of December 31, 2023 and for succeeding years are as follows (in thousands):
Year ending December 31:
2024	$5,291
2025	$—
2026	$—
Total	$5,291